TRADE ACCOUNTS RECEIVABLE (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Jan. 02, 2022 USD ($)	Jan. 02, 2022 CAD ($)	Jan. 02, 2022 GBP (£)	Jan. 02, 2022 EUR (€)	Jan. 02, 2022 AUD ($)	Jan. 02, 2022 MXN ($)	Jan. 02, 2022 CNY (¥)	Jan. 02, 2022 BDT (৳)	Jan. 02, 2022 COP ($)	Jan. 02, 2022 JPY (¥)	Jan. 03, 2021 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 343,671										$ 215,474
Allowance for expected credit losses	(13,704)										(18,994)
Trade accounts receivable	$ 329,967	$ 16.9	£ 0.0	€ 7.0	$ 3.9	$ 2.6	¥ 0.7	৳ 0.0	$ 0.0	¥ 0.0	$ 196,480